Fees Summary	Dec. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,453,000.00
Previously Paid Amount	187.24
Total Fee Amount	222.45
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 35.21
Narrative - Max Aggregate Offering Price	$ 1,453,000.00
Final Prospectus	true